Revenue - Analysis of revenue by category (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2019	Oct. 31, 2018		Oct. 31, 2019	Oct. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 124	£ 675	[1]	£ 499	£ 42,507	[2]
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	124	675		499	42,261
Research collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0		£ 0	£ 246

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’